Earnings (Loss) per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income (loss)	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 2,483	$ (5,718)	$ 1,992	$ 1,532	$ 10,894	$ 289	$ (4,337)
Preferred stock dividends									(80)	(80)	(80)
Net income (loss) available to common stockholders, basic									10,814	209	(4,417)
Weighted average number of shares outstanding, basic									14,128,000	13,919,000	13,563,000
Earnings per share, basic (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)
Effect of dilutive securities, stock options									0	0	0
Net income (loss) available to common stockholders, diluted									$ 10,814	$ 209	$ (4,417)
Weighted average number of shares outstanding, diluted									14,128,000	13,919,000	13,563,000
Earnings per share, diluted (in dollars per share)	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 0.18	$ (0.41)	$ 0.14	$ 0.11	$ 0.77	$ 0.02	$ (0.33)